SUPPLEMENT TO THE INSTITUTIONAL SERVICE SHARE PROSPECTUS OF
                       EVERGREEN SELECT MONEY MARKET FUNDS


I.       Evergreen Select Treasury Money Market Fund

         Effective immediately, page 7 of the prospectus in the section under PERFORMANCE entitled "Year-by-Year Total Return for Institutional Service Shares %" is revised as follows:

                  Best Quarter:             4th Quarter 1997           +1.31%
                  Worst Quarter:            1st Quarter 1999           +1.09%


August  25, 2000                                                    555762 8/00